Investments (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Capital stock	R$ 15,000,000	R$ 15,000,000
Capital stock, shares	683,509,869
Seasamm [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 19,532
Capital stock, shares	19,532,409
Equity interest	36.00%
G S Inima [Member]
IfrsStatementLineItems [Line Items]
Equity interest	64.00%
Aguas De Andradina [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 17,936
Capital stock, shares	17,936,174
S A B E S P [Member]
IfrsStatementLineItems [Line Items]
Equity interest	30.00%
Igua Saneamento S A [Member]
IfrsStatementLineItems [Line Items]
Equity interest	70.00%
Percentage of equity interest held	70.00%
Aguas De Castilho [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 2,785
Capital stock, shares	2,785,225
Aquapolo Ambiental [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 36,412
Capital stock, shares	42,419,045
Paulista Geradora De Energia [Member]
IfrsStatementLineItems [Line Items]
Capital stock	R$ 8,679
Capital stock, shares	8,679,040
Equity interest	25.00%
Servtec Investimentos E Participacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest held	37.50%
Tecniplan Engenharia E Comercio Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest held	37.50%